Provisions - Movements by Class of Provision (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Total
Movements by Class of Provision [Line Items]
Balance as of, start period		€ 2,958	[1]	€ 2,047
Changes in the group of consolidated companies	[1]	0		0
New provisions	[1]	646		2,751
Amounts used	[1]	1,241		1,086
Unused amounts reversed	[1]	346		773
Effects from exchange rate fluctuations/Unwind of discount	[1]	(24)		5
Transfers	[1]	11		13
Balance as of, end period	[1]	2,004		2,958
Operational Risk
Movements by Class of Provision [Line Items]
Balance as of, start period		40		40
Changes in the group of consolidated companies		0		0
New provisions		37		6
Amounts used		8		2
Unused amounts reversed		1		4
Effects from exchange rate fluctuations/Unwind of discount		0		0
Transfers		0		0
Balance as of, end period		66		40
Civil Litigations
Movements by Class of Provision [Line Items]
Balance as of, start period		1,895		1,124
Changes in the group of consolidated companies		0		0
New provisions		293		2,201
Amounts used		822		954
Unused amounts reversed		181		509
Effects from exchange rate fluctuations/Unwind of discount		(4)		3
Transfers		11		30
Balance as of, end period		1,192		1,895
Regulatory Enforcement
Movements by Class of Provision [Line Items]
Balance as of, start period		166		129
Changes in the group of consolidated companies		0		0
New provisions		84		84
Amounts used		74		8
Unused amounts reversed		17		41
Effects from exchange rate fluctuations/Unwind of discount		(7)		2
Transfers		0		0
Balance as of, end period		152		166
Restructuring
Movements by Class of Provision [Line Items]
Balance as of, start period		273		333
Changes in the group of consolidated companies		0		0
New provisions		36		149
Amounts used		106		55
Unused amounts reversed		53		153
Effects from exchange rate fluctuations/Unwind of discount		0		0
Transfers		0		0
Balance as of, end period		151		273
Other
Movements by Class of Provision [Line Items]
Balance as of, start period		584		421
Changes in the group of consolidated companies		0		0
New provisions		196		312
Amounts used		231		67
Unused amounts reversed		95		66
Effects from exchange rate fluctuations/Unwind of discount		(12)		1
Transfers		0		(16)
Balance as of, end period		€ 442		€ 584

[1]	For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed